Loan Portfolio - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Line Items]
Total loan commitments to related parties			$ 3,900,000
Principal advances to related parties			3,300,000
Principal payments collected from related parties			285,000
TDRs allowance for credit loss				14,000
Company formally reviews the ratings on all loans	250,000		250,000
The balance of capitalized servicing rights, net of valuation allowances, included in other assets	2,500,000		2,100,000	1,800,000
Capitalized servicing rights	574,000	233,000	1,400,000	651,000	977,000
Amortization of capitalized servicing rights	246,000	236,000	1,000,000	811,000	794,000
Fair value of capitalized servicing rights	3,900,000		3,000,000	2,400,000
Loans and leases considered to be in payment default	30 days
Allowance for credit losses	0
Troubled debt restructurings charge-off	0
Loan amount, threshold	$ 250,000
Delinquent status, classification criteria days, minimum	60 days